Shareholder Fees {- Fidelity® Massachusetts AMT Tax-Free Money Market Fund}	Sep. 20, 2022 USD ($)
NF_01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Retail Class 2-PRO-01 | Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none